Subsequent events	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Agreement to sell Equinor’s onshore assets in
Argentina
On 2 February 2026, Equinor announced that it had
entered into an agreement with Vista Energy to divest
its full onshore position in Argentina’s Vaca Muerta
basin, and the assets have met the requirements for
classification as held for sale after the reporting period.
The transaction includes Equinor’s 30% non-operated
interest in Bandurria Sur and its 50% non-operated
interest in Bajo del Toro within the E&P International
segment. The total consideration before interim period
adjustments is estimated to around USD 1,100 million,
consisting of USD 550 million in cash at closing and the
remainder in Vista shares and contingent payments
linked to production and oil prices over a five-year
period. Equinor expects a gain at expected closing.
Gain at closing is dependent on among other closing
date, future development of Vista shares and oil price
and hence a reliable estimate cannot be made. The
transaction has an effective date of 1 July 2025. Closing
of the transaction is subject to relevant approvals, and
is expected within 2026.